Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue (Note 5)	$ 9,448	$ 8,935
Expenses
Energy supply costs	2,951	2,562
Operating expenses	2,523	2,437
Depreciation and amortization	1,505	1,428
Total expenses	6,979	6,427
Operating income	2,469	2,508
Other income, net (Note 21)	173	154
Finance charges	1,003	1,042
Earnings before income tax expense	1,639	1,620
Income tax expense (Note 22)	234	231
Net earnings	1,405	1,389
Net earnings attributable to:
Non-controlling interests	111	115
Preference equity shareholders	63	65
Common equity shareholders	1,231	1,209
Net earnings	$ 1,405	$ 1,389
Earnings per common share (Note 17)
Basic (CAD per share)	$ 2.61	$ 2.60
Diluted (CAD per share)	$ 2.61	$ 2.60